Shareholder Report, Holdings (Details)	Jun. 30, 2026
Class A | Electric
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Class A | Midstream
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class A | Railways
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Class A | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class A | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class A | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class A | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class A | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class A | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Entergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class A | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Electric
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Class C | Midstream
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class C | Railways
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Class C | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class C | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class C | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class C | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class C | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class C | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Entergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class C | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Electric
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Class I | Midstream
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class I | Railways
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Class I | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class I | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class I | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class I | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | Entergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class I | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Electric
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Class R | Midstream
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class R | Railways
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Class R | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class R | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class R | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class R | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class R | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R | Entergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class R | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class R | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class R | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Electric
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Class Z | Midstream
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class Z | Railways
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Class Z | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class Z | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class Z | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Z | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Z | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class Z | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Z | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class Z | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Z | Entergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class Z | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class Z | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Z | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%